UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Growth Stock Fund

2/28/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 2.6%
Precision Castparts Corp.	86,240	$9,723,558
United Technologies Corp.	969,960	66,587,754

		$76,311,312

Alcoholic Beverages – 1.4%
Companhia de Bebidas das Americas, ADR	167,440	$16,233,308
Diageo PLC	1,464,120	23,753,696

		$39,987,004

Apparel Manufacturers – 3.7%
LVMH Moet Hennessy Louis Vuitton S.A.	253,980	$27,528,217
NIKE, Inc., “B”	1,206,940	81,589,144

		$109,117,361

Biotechnology – 1.3%
Genzyme Corp. (a)	640,540	$36,638,888

Broadcasting – 0.6%
Omnicom Group, Inc.	468,000	$17,138,160

Brokerage & Asset Managers – 3.7%
Charles Schwab Corp.	3,246,000	$59,434,260
CME Group, Inc.	128,170	38,667,607
Franklin Resources, Inc.	108,740	11,061,033

		$109,162,900

Business Services – 12.7%
Accenture Ltd., “A”	2,550,680	$101,950,680
Amdocs Ltd. (a)	387,150	11,258,322
Automatic Data Processing, Inc.	512,460	21,323,461
Dun & Bradstreet Corp.	854,370	59,942,599
Fidelity National Information Services, Inc.	861,780	19,424,521
MasterCard, Inc., “A”	479,190	107,515,860
Visa, Inc., “A”	154,060	13,138,237
Western Union Co.	2,404,910	37,949,480

		$372,503,160

Cable TV – 0.5%
DIRECTV Group, Inc., “A” (a)	399,220	$13,513,597

Chemicals – 0.8%
3M Co.	136,450	$10,936,468
Monsanto Co.	179,920	12,711,348

		$23,647,816

Computer Software – 4.7%
Oracle Corp.	5,644,840	$139,145,306

Computer Software - Systems – 6.0%
Apple, Inc. (a)	247,890	$50,723,252
EMC Corp. (a)	1,343,558	23,498,829
Hewlett-Packard Co.	1,112,500	56,503,875
International Business Machines Corp.	352,730	44,853,147

		$175,579,103

Consumer Products – 7.5%
Church & Dwight Co., Inc.	868,700	$58,359,266
Colgate-Palmolive Co.	795,220	65,955,547
Procter & Gamble Co.	1,492,566	94,449,576

		$218,764,389

Electrical Equipment – 3.9%
Danaher Corp.	1,185,800	$87,713,626

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Rockwell Automation, Inc.	283,670	$15,343,710
W.W. Grainger, Inc.	103,020	10,471,983

		$113,529,319

Electronics – 3.9%
National Semiconductor Corp.	2,696,894	$39,051,025
Samsung Electronics Co. Ltd., GDR	97,664	31,203,648
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,373,231	42,639,002

		$112,893,675

Energy - Integrated – 2.3%
Chevron Corp.	575,880	$41,636,124
Exxon Mobil Corp.	147,580	9,592,700
Hess Corp.	286,480	16,845,024

		$68,073,848

Food & Beverages – 6.3%
Groupe Danone	494,731	$28,933,288
Mead Johnson Nutrition Co., “A”	750,980	35,521,354
Nestle S.A.	606,810	30,192,222
PepsiCo, Inc.	1,436,278	89,724,287

		$184,371,151

Food & Drug Stores – 1.3%
CVS Caremark Corp.	1,170,696	$39,510,990

Gaming & Lodging – 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	486,270	$18,818,649

General Merchandise – 0.9%
Target Corp.	525,930	$27,095,914

Insurance – 0.7%
Verisk Analytics, Inc., “A” (a)	740,310	$20,950,773

Internet – 3.5%
eBay, Inc. (a)	608,600	$14,009,972
Google, Inc., “A” (a)	170,750	89,951,100

		$103,961,072

Major Banks – 3.6%
Bank of New York Mellon Corp.	1,471,412	$41,964,670
State Street Corp.	1,419,320	63,741,661

		$105,706,331

Medical & Health Technology & Services – 2.2%
Medco Health Solutions, Inc. (a)	191,270	$12,095,915
Patterson Cos., Inc. (a)	1,280,980	38,019,486
VCA Antech, Inc. (a)	586,370	13,967,333

		$64,082,734

Medical Equipment – 11.4%
Becton, Dickinson & Co.	317,840	$24,750,201
DENTSPLY International, Inc.	1,805,060	59,729,435
Medtronic, Inc.	1,432,360	62,164,424
St. Jude Medical, Inc. (a)	1,192,580	45,580,408
Synthes, Inc.	210,060	25,048,812
Thermo Fisher Scientific, Inc. (a)	1,389,680	67,774,694
Waters Corp. (a)	836,530	49,907,380

		$334,955,354

Metals & Mining – 0.5%
BHP Billiton Ltd., ADR	200,280	$14,686,532

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 4.5%
Cisco Systems, Inc. (a)(s)	5,410,630	$131,640,628

Oil Services – 1.2%
Halliburton Co.	1,200,698	$36,201,045

Pharmaceuticals – 4.8%
Abbott Laboratories	954,760	$51,824,373
Allergan, Inc.	485,770	28,383,541
Johnson & Johnson	981,230	61,817,490

		$142,025,404

Specialty Chemicals – 0.8%
Praxair, Inc.	317,170	$23,832,154

Specialty Stores – 1.0%
Staples, Inc.	1,087,620	$28,017,091

Total Common Stocks		$2,901,861,660

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	31,535,725	$31,535,725

Total Investments		$2,933,397,385

Other Assets, Less Liabilities – 0.0%		181,802

Net Assets – 100.0%		$2,933,579,187

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At February 28, 2010, the value of securities pledged amounted to $177,366. At February 28, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Growth Stock Fund

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,901,861,660	$—	$—	$2,901,861,660
Mutual Funds	31,535,725	—	—	31,535,725

Total Investments	$2,933,397,385	$—	$—	$2,933,397,385

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

Massachusetts Investors Growth Stock Fund

Supplemental Information (Unaudited) 2/28/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,766,560,153

Gross unrealized appreciation	$313,423,453
Gross unrealized depreciation	(146,586,221)

Net unrealized appreciation (depreciation)	$166,837,232

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,705,411	69,789,972	(76,959,658)	31,535,725

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,503	$31,535,725

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.